Income Taxes (Details Narratives) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details)
Net operating loss carryforwards	$ 2,679,077	$ 1,132,304
Operating loss carryforward	100.00%	100.00%